DELAWARE CASH RESERVE FUND
Delaware Cash Reserve�� Fund
Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example DELAWARE CASH RESERVE FUND (USD $)	1 year	3 Years	5 Years	10 Years
Class A	78	243	422	942
Consultant Class	108	337	585	1,294

DELAWARE GROUP® CASH RESERVE

Delaware Cash Reserve® Fund

Supplement to the Fund’s Class A and Consultant Class
Summary and Statutory Prospectuses dated July 29, 2011 (the “Prospectuses”)

The following replaces the expense example in the Prospectuses under the “Example” section:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	Class A	Consultant Class
1 year	$78	$108
3 years	$243	$337
5 years	$422	$585
10 years	$942	$1,294

Please keep this Supplement for future reference.

This Supplement is dated May 23, 2012.

Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the "Macquarie Group"), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	May 23, 2012
Entity Registrant Name	dei_EntityRegistrantName	DELAWARE GROUP CASH RESERVE
Entity Central Index Key	dei_EntityCentralIndexKey	0000230173
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 23, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 23, 2012
Prospectus Date	rr_ProspectusDate	Jul 29, 2011
DELAWARE CASH RESERVE FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	78
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	243
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	422
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	942
DELAWARE CASH RESERVE FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Delaware Cash Reserve�� Fund
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Supplement [Text Block]	dgprx_SupplementTextBlock

DELAWARE GROUP® CASH RESERVE

Delaware Cash Reserve® Fund

Supplement to the Fund’s Class A and Consultant Class
Summary and Statutory Prospectuses dated July 29, 2011 (the “Prospectuses”)

The following replaces the expense example in the Prospectuses under the “Example” section:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	Class A	Consultant Class
1 year	$78	$108
3 years	$243	$337
5 years	$422	$585
10 years	$942	$1,294

Please keep this Supplement for future reference.

This Supplement is dated May 23, 2012.

Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the "Macquarie Group"), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

DELAWARE CASH RESERVE FUND | Consultant Class
Risk/Return:	rr_RiskReturnAbstract
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	108
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	337
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	585
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,294